Earnings per share - Additional Information (Detail) - shares	Dec. 31, 2022	Aug. 03, 2022	Feb. 23, 2022	Aug. 11, 2021	Feb. 24, 2021
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding		21,472	43,925	31,032	70,939
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding	2,472,210